UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page


           Report for the Calendar Year or Quarter Ended March 31, 2012

Check here if Amendment:              |_|; Amendment Number: ____

This  Amendment  (Check  only  one):  |_|  is a restatement
                                      |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Lansdowne Developed Markets Fund, L.P.

Address: c/o Credit Suisse Administration Services (Ireland) Limited Kilmore House, Park Lane
          Spencer Dock, Dublin 1
          Ireland

13F File Number: 028-13734

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

By:          Lansdowne Partners Limited Partnership
             as investment adviser
By:          Lansdowne Partners Limited,
             its general partner
By:          Yok Wah Tai
Title:       Chief Compliance Officer
Phone:       44-20-7290-5500


Signature, Place and Date of Signing:

   /s/ Yok Wah Tai                London, England                May 15, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

List of Other Managers Reporting for this Manager:

Form 13F File Number            Name
--------------------            --------------------------------------
028-11089                       Lansdowne Partners Limited Partnership


Following a reorganization effective April 2, 2012, Lansdowne UK Equity Fund L.P. and Lansdowne UK Equity Fund Ltd. (the "Feeder Funds") became feeder funds to Lansdowne Developed Markets Master Fund Ltd. (the "Master Fund"). The reorganization involved the transfer by the Feeder Funds of all of their assets to the Master Fund. Going forward, the Master Fund will submit the sole notice filing with respect to these assets. As part of the reorganization, Lansdowne UK Equity Fund Ltd. and Lansdowne UK Equity Fund L.P. were also renamed Lansdowne Developed Markets Fund Ltd. and Lansdowne Developed Markets Fund, L.P. respectively.


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